As filed with the Securities and Exchange Commission on September 14, 2016

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 82☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 84☒

(Check appropriate box or boxes.)

___________________________________

IndexIQ ETF Trust

(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue,

Suite S-710

Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4947

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, New York 10573
(Name and Address of Agent for Service)

Copies to:

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

800 Westchester Avenue Suite S-710

Rye Brook, NY 10573

Phone: (914) 481-8397

Fax: (914) 909-1188

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	on _______, pursuant to paragraph (b)(1) of Rule 485
o	60 days after filing pursuant to paragraph (a)(1) of Rule 485
o	on _______, pursuant to paragraph (a)(1) of Rule 485
o	75 days after filing pursuant to paragraph (a)(2) of Rule 485
o	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 82 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 14th day of September, 2016.

INDEXIQ ETF TRUST

By:	/s/	Adam S. Patti
Adam S. Patti President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Reena Aggarwal*	Trustee	September 14, 2016
Reena Aggarwal
/s/ Michael A. Pignataro*	Trustee	September 14, 2016
Michael A. Pignataro
/s/ Paul Schaeffer*	Trustee	September 14, 2016
Paul Schaeffer
/s/ Adam S. Patti	Chairman, Trustee, President
Adam S. Patti	and Principal Executive Officer	September 14, 2016
/s/ David L. Fogel David L. Fogel	Treasurer, Executive Vice President and Principal Financial Officer	September 14, 2016
*By:	/s/ David L. Fogel
David L. Fogel,
Attorney-in-fact